SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2015
SHORT-TERM INVESTMENTS [Abstract]
SHORT-TERM INVESTMENTS
8.	SHORT-TERM INVESTMENTS

Short-term investments comprise of marketable securities which are classified as trading and available-for-sale, and derivative financial instruments that are regarded as assets.

Trading securities

The following is a reconciliation of the beginning and ending balances for trading securities during the year ended December 31, 2015. The Company did not have any trading securities as of and for the year ended December 31, 2014.

	As of			Dividends	Gains	Exchange	As of
	December 31, 2014	Purchase	Sale	Received	(losses)	loss	December 31, 2015

Equity securities	-	$20,781	$19,656	-	$(837)	$(24)	$264
Corporate bonds	-	23,470	22,722	19	6	(13)	$741
Funds	-	23,428	21,444	-	(71)	(57)	$1,856
Futures	-	307	-	-	(310)	-	$(3)

Total	-	$67,986	$63,822	$19	$(1,212)	$(94)	$2,858

Available-for-sale securities

As of December 31, 2014 and 2015, the Company held following short-term available-for-sale securities investments:

		As of December 31, 2014				As of December 31, 2015
			Gross	Other-than			Gross
			unrealized	-temporary	Fair		unrealized	Fair
	Note	Cost	losses	impairment	value	Cost	gains(losses)	value

Available-for-sale securities:
Equity securities	(i)	$29,303	$(1,493)	-	$27,810	-	-	-
Total		$29,303	$(1,493)	-	$27,810	-	-	-

The following table provides additional information on the realized gains and losses in relation to the sales of available-for-sale securities for the years ended December 31, 2013, 2014, and 2015. For the purpose of determining gross realized gains or losses, the initial cost of securities sold was based on specific identification.

		Year ended December 31, 2013			Year ended December 31, 2014			Year ended December 31, 2015
	Note	Proceeds	Initial costs	Gains	Proceeds	Initial costs	Gains	Proceeds	Initial costs	Gains

Equity securities	(i)	$81,456	$25,950	$55,506	$352,733	$177,633	$175,100	$62,704	$59,136	$3,568
Corporate bonds	(ii)	37,502	37,240	262	62,795	62,713	82	-	-	-
Total		$118,958	$63,190	$55,768	$415,528	$240,346	$175,182	$62,704	$59,136	$3,568

(i)	Equity securities

During the years ended December 31, 2013, 2014 and 2015, the Company purchased and sold several stocks and recorded $55,506, $175,100 and $3,568 of gain in the consolidated statements of operations. In addition, the Company received stock dividends of $1,050 and $157 in the years ended December 31, 2014 and 2015, respectively, and recognized these as realized gain of short-term investments.

(ii)	Corporate bonds

During the year ended December 31, 2013, the Company purchased several corporate bonds at a cost of $39,782 and classified such corporate bonds as available-for-sale securities. A portion of corporate bonds was impaired because of the change of fair value and $2,098 was recognized as an impairment loss in accordance with the difference between the investment's cost and its fair value at December 31, 2013. During the year ended December 31, 2014, the Company sold all the Corporate bonds and recognized $82 as realized gain.

Derivative financial instruments

The Company used derivative financial instruments in the forms of interest rate swap contracts, interest rate swaption contracts and a series of equity contracts and included these derivative instruments in its trading portfolio.

Such derivative instruments were not designated or qualified as hedging instruments, and accordingly were accounted for by fair value at each period end through the statement of operations.

The following table provides additional information of the fair value of each financial instruments at year end and of the realized gains or losses during the reporting periods.

	Assets (Liability) Derivatives		Realized Gains/(Losses)
	as of December 31,		for the years ended December 31,
	2014	2015	2013	2014	2015

Derivatives not designated as hedging instruments:

Interest rate swaption-2013 batch	-	-	(705)	(1,302)	-
Interest rate swaption-2014 batch	1,937	10	-	(38,383)	(1,927)
Interest rate swap	(363)	(249)	-	(363)	(63)
Short call	-	-	959	10,919	-
Long call	-	-	-	(6,141)	-
Short put	-	-	-	(1,697)	-
H-Share Index Call Option	-	-	-	-	(59,554)
FXI UP Call Option	-	-	-	-	(39,100)
Total	1,574	(239)	254	(36,967)	(100,644)